General Information (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Consolidated Subsidiaries
(1) The consolidated subsidiaries as of December 31, 2022 and 2023, are as follows

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2022	December 31, 2023	Closing month
KT Linkus Co., Ltd.	Public telephone maintenance	Korea	92.4%	92.4%	December
KT Telecop Co., Ltd.	Security service	Korea	86.8%	86.8%	December
KT Alpha Co., Ltd. 5	Data communication	Korea	73.0%	73.0%	December
KT Service Bukbu Co., Ltd	Opening services of fixed line	Korea	67.3%	67.3%	December
KT Service Nambu Co., Ltd.	Opening services of fixed line	Korea	77.3%	77.3%	December
KT Commerce Inc.	B2C, B2B service	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.3	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.4	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.5	Investment fund	Korea	100.0%	100.0%	December
BC-VP Strategic Investment Fund No.1	Investment fund	Korea	100.0%	100.0%	December
BC Card Co., Ltd.	Credit card business	Korea	69.5%	69.5%	December

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2022	December 31, 2023	Closing month
VP Inc. 5	Payment security service for credit card, others	Korea	69.7%	72.2%	December
H&C Network	Call center for financial sectors	Korea	100.0%	100.0%	December
BC Card China Co., Ltd.	Software development and data processing	China	100.0%	100.0%	December
INITECH Co., Ltd. 5	Internet banking ASP and security solutions	Korea	61.3%	63.9%	December
Smartro Co., Ltd.	VAN (Value Added Network) business	Korea	64.5%	64.5%	December
KTDS Co., Ltd. 5	System integration and maintenance	Korea	95.6%	91.6%	December
KT M&S Co., Ltd.	PCS distribution	Korea	100.0%	100.0%	December
GENIE Music Corporation 2	Online music production and distribution	Korea	36.0%	36.0%	December
KT MOS Bukbu Co., Ltd. 5	Telecommunication facility maintenance	Korea	100.0%	100.0%	December
KT MOS Nambu Co., Ltd. 5	Telecommunication facility maintenance	Korea	98.4%	98.4%	December
KT Skylife 5	Satellite TV	Korea	50.2%	50.6%	December
Skylife TV Co., Ltd.	TV contents provider	Korea	100.0%	100.0%	December
KT Estate Inc.	Residential building development and supply	Korea	100.0%	100.0%	December
KT Investment Management Inc.	Asset management, real estate and consulting services	Korea	100.0%	100.0%	December
NEXR Co., Ltd.	Cloud system implementation	Korea	100.0%	100.0%	December
KTGDH Co., Ltd.	Data center development and related service	Korea	100.0%	100.0%	December
KT Sat Co., Ltd.	Satellite communication business	Korea	100.0%	100.0%	December
Nasmedia Co., Ltd. 2,5	Solution provider and IPTV advertisement sales business	Korea	44.0%	44.1%	December
KT Sports Co., Ltd.	Management of sports teams	Korea	100.0%	100.0%	December
KT Music Contents Fund No.2	Music and contents investment business	Korea	100.0%	100.0%	December
KTCS Corporation 2,5	Database and online information provider	Korea	34.1%	34.1%	December
KTIS Corporation 2,5	Database and online information provider	Korea	33.3%	33.3%	December
KT M Mobile Co., Ltd.	Special category telecommunications operator and sales of communication device	Korea	100.0%	100.0%	December
KT Investment Co., Ltd.	Financing business for new technology	Korea	100.0%	100.0%	December
PlayD Co., Ltd.	Advertising agency	Korea	70.4%	70.4%	December
Next Connect PFV	Residential building development and supply	Korea	100.0%	100.0%	December
KT Rwanda Networks Ltd.	Network installation and management	Rwanda	51.0%	51.0%	December
AOS Ltd.	System integration and maintenance	Rwanda	51.0%	51.0%	December
KT Japan Co., Ltd.	Foreign investment business and local counter work	Japan	100.0%	100.0%	December

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2022	December 31, 2023	Closing month
East Telecom LLC	Wireless/fixed line internet business	Uzbekistan	91.6%	91.6%	December
KT America, Inc.	Foreign investment business and local counter work	USA	100.0%	100.0%	December
PT. BC Card Asia Pacific	Software development and supply	Indonesia	99.9%	99.9%	December
KT Hongkong Telecommunications Co., Ltd.	Fixed line telecommunication business	Hong Kong	100.0%	100.0%	December
Korea Telecom Singapore Pte. Ltd.	Foreign investment business and local counter work	Singapore	100.0%	100.0%	December
Texnoprosistem LLC	Fixed line internet business	Uzbekistan	100.0%	100.0%	December
Nasmedia Thailand Co., Ltd.	Internet advertising solution	Thailand	99.9%	99.9%	December
KT Huimangjieum	Manufacturing	Korea	100.0%	100.0%	December
K-REALTY RENTAL HOUSING REIT 3	Residential building	Korea	88.6%	88.6%	December
Storywiz Co., Ltd.	Contents and software development and supply	Korea	100.0%	100.0%	December
KT Engineering Co., Ltd.	Telecommunication facility construction and maintenance	Korea	100.0%	100.0%	December
KT Studio Genie Co., Ltd.	Data communication service and data communication construction business	Korea	90.9%	90.9%	December
KHS Corporation	Operation and maintenance of facilities	Korea	100.0%	100.0%	December
Lolab Co., Ltd.	Truck transportation and trucking arrangement business	Korea	79.8%	79.8%	December
HCN Co., Ltd.	Cable television service	Korea	100.0%	100.0%	December
Millie Seojae 2	Book contents service	Korea	38.6%	30.2%	December
KT ES Pte. Ltd.	Foreign investment business	Singapore	57.6%	57.6%	December
Epsilon Global Communications PTE. Ltd.	Network service industry	Singapore	100.0%	100.0%	December
Epsilon Telecommunications (SP) PTE. Ltd.	Fixed line telecommunication business	Singapore	100.0%	100.0%	December
Epsilon Telecommunications (US) PTE. Ltd.	Fixed line telecommunication business	Singapore	100.0%	100.0%	December
Epsilon Telecommunications Limited	Fixed line telecommunication business	UK	100.0%	100.0%	December
Epsilon Telecommunications (HK) Limited	Fixed line telecommunication business	Hong Kong	100.0%	100.0%	December
Epsilon US Inc.	Fixed line telecommunication business	USA	100.0%	100.0%	December
Epsilon Telecommunications (BG) EOOD	Employee support service	Bulgaria	100.0%	100.0%	December
Nasmedia-KT Alpha Future Growth Strategic Investment Fund	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund 6	Investment fund	Korea	100.0%	100.0%	December
Altimedia Corporation	Software development and delivery	Korea	100.0%	100.0%	December
Altimidia B.V. (formerly Alticast B.V.)	Software development and delivery	Netherlands	100.0%	100.0%	December

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2022	December 31, 2023	Closing month
Altimidia Vietnam (formerly Alticast Company Limited)	Software development and delivery	Vietnam	100.0%	100.0%	December
BCCARD VIETNAM LTD.	Software sales business	Vietnam	100.0%	100.0%	December
KTP SERVICES INC.	Fixed line telecommunication business	Philippines	100.0%	100.0%	December

KT RUS LLC	Foreign investment business	Russia	100.0%	100.0%	December
Hangang Real Estate Investment Trust No. 24	Investment fund	Korea	75.0%	75.0%	December
KT DX Vietnam Company Limited	Software development	Vietnam	100.0%	100.0%	December
KT Cloud Co., Ltd.	Information and communications development	Korea	100.0%	92.7%	December
Pocheon Jeonggyori Development Co., Ltd.	Residential building development	Korea	80.9%	80.9%	December
PT CRANIUM ROYAL ADITAMA	Software development	Indonesia	67.0%	67.0%	December
Juice Inc. 3,5	Online information provider/Software development and delivery	Korea	41.2%	42.6%	December
open cloud lab Co., Ltd (formerly SPARK AND ASSOCIATES INC.)	IT consulting service and Telecommunication equipment sales	Korea	100.0%	100.0%	December
KD Living, Inc.	Residential building management	Korea	—	100.0%	December
KT HEALTHCARE VINA COMPANY LIMITED	Medical service	Vietnam	—	100.0%	December
K-Realty Qualified Private Real Estate Investment Trust No. 1 4	Real estate management	Korea	—	6.5%	December
AQUA RETAIL VIETNAM COMPANY LIMITED	E-voucher issuance and trading business	Vietnam	—	100.0%	December
K-Realty Qualified Private Real Estate Investment Trust No. 4	Real estate management	Korea	—	93.9%	December

1	Sum of the interests owned by the Controlling Company and subsidiaries.
2
Although the Controlling Company owns less than 50% interest in Nasmedia, Co., Ltd., KTCS Corporation and KTIS Corporation, Millie Seojae, and GENIE Music Corporation these entities are consolidated as the Controlling Company can exercise the majority of the voting rights in its decision-making process at all times considering voting patterns at previous shareholders’ meetings.

3
Although the Controlling Company owns less than
50
% interest in, Juice Inc., this entity is consolidated as the Controlling Company holds the majority of the voting right based on an agreement with other investors.

4
Although the Controlling Company owns less than 50% interest in K-Realty Qualified Private Real Estate Investment Trust No. 1, these entities are consolidated by comprehensively considering the criteria for determining control, such as ‘power’, ‘variable profit’, and ‘relationship between power and variable profit’, rather than simply judging by the interests owned by the company.

5	The number of treasury stocks held by subsidiaries are deducted from the total number of shares when calculating the controlling percentage interest.

(2) Changes in Scope of Consolidation
Subsidiaries newly included and excluded in the consolidation during the year ended December 31, 2023:

Changes	Location	Name of subsidiary	Reason
Included	Korea	KD Living, Inc.	Transferred 1
Included	Vietnam	KT HEALTHCARE VINA COMPANY LIMITED	Newly established
Included	Korea	K-Realty Qualified Private Real Estate Investment Trust No. 1	Transferred 2
Included	Vietnam	AQUA RETAIL VIETNAM COMPANY LIMITED	Newly established
Included	Korea	K-Realty Qualified Private Real Estate Investment Trust No. 4	Newly established
Excluded	United Arab Emirates	Epsilon M E A General Trading LLC	Liquidated
Excluded	Korea	Alpha DX Solution Co., Ltd.	Merged
Excluded	Korea	KT Strategic Investment Fund No.2	Liquidated
Excluded	Korea	LS Marine Solution Co., Ltd. (formerly KT Submarine Co., Ltd.)	Excluded 3
Excluded	Korea	KT-Michigan Global Contents Fund	Liquidated
Excluded	Russia	KT Primorye IDC LLC	Liquidated

1	The entity has been reclassified from a joint venture to a consolidated entity.
2
Although the Controlling Company owns less than 50% interest in K-Realty Qualified Private Real Estate Investment Trust No. 1, these entities are consolidated by comprehensively considering the criteria for determining control, such as ‘power’, ‘variable profit’, and ‘relationship between power and variable profit’, rather than simply judging by the interests owned by the company.

3	Due to the loss of control by the parent company, the entity has been reclassified from a subsidiary to an associate company.

(3)	Summarized information for consolidated subsidiaries as at and for the years ended December 31, 2021, 2022 and 2023 is as follows

(In millions of Korean won)	December 31, 2021 3
	Total assets		Total liabilities		Operating revenues 3		Profit (loss) for the year 3
KT Linkus Co., Ltd	￦	54,219	￦	53,316	￦	81,434	￦	(3,095)
KT Submarine Co., Ltd.		110,390		10,736		31,374		(3,183)
KT Telecop Co., Ltd.		363,224		233,797		515,456		3,985
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)		390,671		172,767		471,870		(8,692)
KT Service Bukbu Inc.		59,341		54,070		231,602		1,128
KT Service Nambu Inc.		62,513		52,695		271,174		1,430
BC Card Co., Ltd. 1		3,933,427		2,481,004		3,580,970		120,308
H&C Network Co., Ltd. 1		88,616		4,993		227,604		11,995
Nasmedia Co., Ltd. 1		490,394		268,618		125,876		27,120
KTDS Co., Ltd. 1		341,358		199,831		632,899		21,464
KT M&S Co., Ltd.		241,377		203,051		710,634		3,496
KT MOS Bukbu Co., Ltd.		32,511		25,402		70,212		1,637
KT MOS Nambu Co., Ltd.		36,741		26,053		71,940		2,016
KT Skylife Co., Ltd. 1		1,275,645		469,694		772,950		62,309
KT Estate Inc. 1		2,370,940		791,884		577,578		213,203
KTGDH Co., Ltd.		11,464		1,560		4,423		553
KT Sat Inc.		593,616		34,169		174,750		20,830
KT Sports Inc.		29,524		19,740		67,612		(2,039)
KT Music Contents Fund No.2		14,985		278		253		(30)
KT-Michigan Global Contents Fund		3,552		112		13,592		10,032

KT M Mobile Inc.		144,175		40,749		204,641		5,918
KT Investment Co., Ltd. 1		87,366		66,108		21,040		(697)
KTCS Corporation 1		416,750		234,172		968,499		19,034
KTIS Corporation		369,361		177,619		487,801		24,944
Next Connect PFV Inc.		518,441		167,963		—		(6,519)
KT Japan Co., Ltd. 1		1,474		2,633		1,298		(142)
KT America, Inc.		4,884		101		6,508		201
KT Rwanda Networks Ltd. 2		125,860		236,389		23,328		(28,770)
AOS Ltd. 2		11,539		2,812		6,942		823
KT Hong Kong Telecommunications Co., Ltd.		6,613		1,346		18,825		1,313
KT Hopemate 1		6,311		2,978		12,538		116
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)		185,850		144,832		284,998		366
KT Studio Genie Co., Ltd. 1,		648,534		276,933		90,047		(16,443)
Lolab Co., Ltd.		26,726		897		2,107		(134)
East Telecom LLC 1		35,904		22,088		11,960		2,487
KT ES Pte. Ltd. 1		240,331		80,597		15,157		(6,355)
KT Philippines		3,641		1,243		—		—
Altimedia Corporation 1		32,338		9,742		6,968		1,037

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	Convertible preferred stock issued by subsidiaries as of the end of the reporting period is included in liabilities.
3	Profit or loss is included from the date of acquisition of control to the end of the reporting period.

(in millions of Korean won)	December 31, 2022 3
	Total assets		Total liabilities		Operating revenues 3		Profit (loss) for the year 3
KT Linkus Co., Ltd.	￦	47,734	￦	47,498	￦	76,135	￦	(614)
KT Submarine Co., Ltd.		120,255		7,884		42,848		(12,126)
KT Telecop Co., Ltd.		370,004		230,965		517,406		4,267
KT Alpha Co., Ltd . 1 (KT Hitel Co., Ltd.)		406,236		172,211		516,737		13,115
KT Service Bukbu Co., Ltd.		74,673		65,820		252,304		3,227
KT Service Nambu Co., Ltd.		80,450		66,479		301,720		3,067
BC Card Co., Ltd. 1		5,666,075		4,109,200		3,897,090		148,341
H&C Network		82,737		6,640		27,392		992
Nasmedia Co., Ltd. 1		516,945		275,730		153,210		27,691
KTDS Co., Ltd. 1		401,932		228,474		723,161		30,941
KT M&S Co., Ltd.		255,310		204,336		730,802		8,105
KT MOS Bukbu Co., Ltd.		38,684		22,553		83,085		4,607
KT MOS Nambu Co., Ltd.		42,011		25,416		83,330		5,035
KT Skylife Co., Ltd. 1		1,359,166		503,679		1,038,468		20,941
KT Estate Inc. 1		2,480,333		833,842		478,188		58,780
KT GDH Co., Ltd.		12,059		1,596		4,323		451
KT Sat Co., Ltd.		677,980		89,644		185,313		28,073
KT Sports Co., Ltd.		28,220		15,461		65,350		(7,302)
KT Music Contents Fund No.2		15,718		277		1,040		735
KT-Michigan Global Content Fund		2,371		27		33		(1,095)
KT M Mobile Co., Ltd.		152,114		49,816		262,918		4,731
KT Investment Co., Ltd. 1		103,354		79,182		15,136		2,840
KTCS Corporation 1		419,726		228,618		1,031,010		17,634
KTIS Corporation		396,208		199,204		536,229		15,917
Next Connect PFV		624,734		277,967		3		(3,712)
KT Japan Co., Ltd. 1		1,888		3,141		3,263		226
KT America, Inc.		5,945		843		8,070		37
KT Rwanda Networks Ltd. 2		126,721		267,369		30,834		(27,467)
AOS Ltd. 2		10,972		905		8,049		1,274
KT Hong Kong Telecommunications Co., Ltd.		10,505		4,768		20,413		51
KT Huimangjieum 1		6,984		2,582		22,860		494
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)		141,463		89,853		258,435		10,302
KT Studio Genie Co., Ltd. 1		987,270		268,911		723,580		189,498
Lolab Co., Ltd.		35,091		17,247		74,881		(7,985)
East Telecom LLC 1		42,691		21,645		27,030		6,419
KT ES Pte. Ltd. 1		240,721		88,640		78,815		(23,957)
KTP SERVICES INC.		3,832		2,044		776		(255)
Altimedia Corporation 1		44,861		15,777		47,203		6,035
KT RUS LLC 1		967		16		5		(871)
KT DX Vietnam Company Limited		1,815		6		—		26
kt cloud Co., Ltd. 1		1,348,684		245,872		432,118		14,712

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	Convertible preferred stock issued by subsidiaries as of the end of the reporting period is included in liabilities.
3	Profit or loss is included from the date of acquisition of control to the end of the reporting period.

(in millions of Korean won)	December 31, 2023 3
	Total assets		Total liabilities		Operating revenues		Profit (loss) for the year
KT Linkus Co., Ltd.	￦	64,178	￦	63,452	￦	81,645	￦	821
KT Telecop Co., Ltd.		375,596		235,947		527,015		5,728
KT Alpha Co., Ltd.		443,639		191,254		437,308		19,352
KT Service Bukbu Co., Ltd.		63,760		55,360		242,119		1,212
KT Service Nambu Co., Ltd.		71,576		58,745		291,170		1,354
BC Card Co., Ltd. 1		6,352,878		4,722,432		4,027,450		76,545
H&C Network		81,107		4,863		27,205		1,814
Nasmedia Co., Ltd. 1		513,311		262,336		147,934		17,703
KTDS Co., Ltd. 1		393,667		202,067		727,477		33,971
KT M&S Co., Ltd.		258,477		209,075		695,856		3,783
KT MOS Bukbu Co., Ltd.		50,750		28,431		101,428		8,457
KT MOS Nambu Co., Ltd.		46,839		26,012		101,422		5,749
KT Skylife Co., Ltd. 1		1,220,842		479,369		1,034,342		(109,407)
KT Estate Inc. 1		2,746,546		1,121,970		511,018		871
KT GDH Co., Ltd.		7,760		1,501		4,346		648
KT Sat Co., Ltd.		699,607		88,524		182,274		30,502
KT Sports Co., Ltd.		26,615		11,299		66,309		(12,386)
KT Music Contents Fund No.2		5,558		1,772		534		(992)
KT M Mobile Co., Ltd.		176,838		69,317		301,049		5,605
KT Investment Co., Ltd. 1		83,638		57,420		24,976		2,180
KTCS Corporation 1		434,900		234,850		1,035,911		15,804
KTIS Corporation		447,609		243,519		593,162		13,922
Next Connect PFV		946,687		629,809		—		(29,889)
KT Japan Co., Ltd. 1		2,015		3,341		2,793		(110)
KT America, Inc.		6,013		701		8,928		133
KT Rwanda Networks Ltd. 2		134,847		313,787		26,788		(57,628)
AOS Ltd. 2		10,763		1,983		8,287		128
KT Hong Kong Telecommunications Co., Ltd.		11,142		5,121		19,373		143
KT Huimangjieum 1		8,073		2,715		17,687		1,012
KT Engineering Co., Ltd.		160,243		104,005		262,063		5,327
KT Studio Genie Co., Ltd. 1		989,187		259,413		542,955		13,507
Lolab Co., Ltd.		42,744		37,838		173,035		(12,938)
East Telecom LLC 1		48,483		22,632		30,350		7,723
KT ES Pte. Ltd. 1		117,009		90,392		87,865		(124,850)
KTP SERVICES INC.		2,967		919		671		235
Altimedia Corporation 1		48,381		12,374		45,035		7,352
KT RUS LLC		501		10		1		(378)
KT DX Vietnam Company Limited		1,694		102		82		(207)
KT Cloud Co., Ltd. 1		1,983,972		503,241		679,825		63,956
KT Healthcare Vina Co., Ltd.		12,730		439		—		(721)
K-Realty Qualified Private Real Estate Investment Trust No. 1		80,266		50,693		4,682		(1,037)
AQUA RETAIL VIETNAM COMPANY LIMITED		1,202		62		16		(248)

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	Convertible preferred stock issued by subsidiaries as of the end of the reporting period is included in liabilities.
3	Profit or loss is included from the date of acquisition of control to the end of the reporting period.